Voya Emerging Markets Index Portfolio Expense Example - Class I S Shares [Member] - Voya Emerging Markets Index Portfolio	Dec. 31, 2024 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	352
Expense Example, with Redemption, 10 Years	801
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	489
Expense Example, with Redemption, 10 Years	$ 1,099